Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 91.2%	Par	Value
Aerospace/Defense - 2.7%
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	$100,000	$101,097
Bombardier, Inc.
7.25%, 07/01/2031 (a)	150,000	150,532
7.00%, 06/01/2032 (a)	125,000	124,567
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	250,000	238,761
Spirit AeroSystems, Inc., 9.38%, 11/30/2029 (a)	250,000	267,176
TransDigm, Inc.
6.38%, 03/01/2029 (a)	125,000	126,414
7.13%, 12/01/2031 (a)	125,000	128,732
6.63%, 03/01/2032 (a)	125,000	126,568
6.00%, 01/15/2033 (a)	375,000	368,592
		1,632,439

Airlines - 1.6%
American Airlines, Inc., 8.50%, 05/15/2029 (a)	200,000	203,152
OneSky Flight LLC, 8.88%, 12/15/2029 (a)	175,000	176,947
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
7.88%, 05/01/2027 (a)	300,000	294,981
9.50%, 06/01/2028 (a)	125,000	123,816
6.38%, 02/01/2030 (a)	150,000	131,563
		930,459

Automotive & Auto Parts - 2.5%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	150,000	139,590
Dana, Inc., 4.50%, 02/15/2032	125,000	113,827
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031	425,000	384,055
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029 (a)	250,000	243,876
Phinia, Inc., 6.63%, 10/15/2032 (a)	150,000	147,189
Tenneco, Inc., 8.00%, 11/17/2028 (a)	250,000	238,639
ZF North America Capital, Inc., 6.88%, 04/23/2032 (a)	225,000	209,035
		1,476,211

Broadcasting - 2.3%
Gray Media, Inc.
10.50%, 07/15/2029 (a)	125,000	129,616
5.38%, 11/15/2031 (a)	125,000	76,706
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	250,000	246,453
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)	250,000	246,895
Sirius XM Radio LLC, 4.00%, 07/15/2028 (a)	250,000	233,109
TEGNA, Inc., 4.63%, 03/15/2028	118,000	111,884
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	250,000	251,050
4.50%, 05/01/2029 (a)	125,000	110,438
		1,406,151

Building Materials - 2.0%
Builders FirstSource, Inc., 6.38%, 03/01/2034 (a)	175,000	173,879
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	225,000	185,627
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (a)	125,000	76,406
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)	375,000	362,677
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	50,000	49,892
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	125,000	125,126
Standard Industries, Inc./NY, 3.38%, 01/15/2031 (a)	250,000	217,383
		1,190,990

Cable/Satellite TV - 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	500,000	483,540
4.75%, 03/01/2030 (a)	250,000	231,962
4.25%, 02/01/2031 (a)	500,000	443,588
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	250,000	242,426
DISH Network Corp., 11.75%, 11/15/2027 (a)	250,000	263,614
Midcontinent Communications, 8.00%, 08/15/2032 (a)	375,000	381,859
		2,046,989

Capital Goods - 2.4%
Amsted Industries, Inc., 6.38%, 03/15/2033 (a)	75,000	74,703
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	250,000	263,585
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	125,000	129,733
9.50%, 01/01/2031 (a)	125,000	133,511
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	50,000	50,352
Hillenbrand, Inc., 6.25%, 02/15/2029	250,000	250,819
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)	75,000	77,171
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)	175,000	169,768
Terex Corp., 6.25%, 10/15/2032 (a)	300,000	291,341
		1,440,983

Chemicals - 1.5%
NOVA Chemicals Corp.
5.00%, 05/01/2025 (a)	200,000	200,561
4.25%, 05/15/2029 (a)	25,000	23,926
Olin Corp., 6.63%, 04/01/2033 (a)	300,000	291,982
Olympus Water US Holding Corp., 9.75%, 11/15/2028 (a)	200,000	207,412
WR Grace Holdings LLC, 5.63%, 08/15/2029 (a)	175,000	150,744
		874,625

Consumer-Products - 1.1%
Central Garden & Pet Co., 4.13%, 10/15/2030	125,000	114,033
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030 (a)	250,000	256,101
Newell Brands, Inc., 6.63%, 05/15/2032	300,000	292,311
		662,445

Containers - 3.0%
Ball Corp., 6.00%, 06/15/2029	125,000	126,606
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (a)	500,000	453,703
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027 (a)	250,000	236,211
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	450,000	438,750
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (a)	250,000	255,470
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	250,000	264,941
		1,775,681

Diversified Financial Services - 8.1%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (a)	450,000	443,941
Azorra Finance Ltd., 7.75%, 04/15/2030 (a)	225,000	222,876
Block, Inc., 6.50%, 05/15/2032 (a)	125,000	126,417
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)	225,000	237,639
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	200,000	198,933
9.25%, 07/01/2031 (a)	300,000	316,383
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	275,000	266,601
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	150,000	154,494
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031 (a)	75,000	75,962
7.00%, 06/15/2032 (a)	75,000	76,002
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (a)	75,000	72,968
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.00%, 06/15/2030	450,000	427,208
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	125,000	130,406
6.50%, 03/26/2031 (a)	125,000	130,229
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026 (a)	475,000	473,374
OneMain Finance Corp.
3.88%, 09/15/2028	250,000	231,354
7.88%, 03/15/2030	150,000	155,257
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)	75,000	78,090
6.88%, 02/15/2033 (a)	225,000	223,875
PRA Group, Inc., 8.38%, 02/01/2028 (a)	225,000	229,997
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	150,000	153,701
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	150,000	151,360
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	125,000	120,275
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	125,000	122,986
		4,820,328

Diversified Media - 1.2%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	225,000	217,549
7.88%, 04/01/2030 (a)	350,000	343,488
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	125,000	122,529
Snap, Inc., 6.88%, 03/01/2033 (a)	50,000	49,926
		733,492

Energy - 9.3%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	225,000	228,942
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (a)	125,000	122,017
6.63%, 10/15/2032 (a)	175,000	174,383
Buckeye Partners LP, 6.75%, 02/01/2030 (a)	75,000	76,021
Civitas Resources, Inc., 8.63%, 11/01/2030 (a)	500,000	517,543
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	250,000	259,603
7.63%, 04/01/2032 (a)	250,000	246,388
7.38%, 01/15/2033 (a)	250,000	241,836
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (a)	125,000	129,540
EQM Midstream Partners LP
7.50%, 06/01/2027 (a)	50,000	51,070
7.50%, 06/01/2030 (a)	75,000	81,019
4.75%, 01/15/2031 (a)	75,000	72,080
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	75,000	76,105
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)	500,000	505,183
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)	225,000	210,421
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (a)	125,000	125,416
8.75%, 06/15/2031 (a)	250,000	255,267
Rockies Express Pipeline LLC
6.75%, 03/15/2033 (a)	50,000	50,872
6.88%, 04/15/2040 (a)	300,000	293,069
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	500,000	474,185
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	125,000	115,801
6.25%, 01/15/2030 (a)	125,000	126,918
4.13%, 08/15/2031 (a)	125,000	113,624
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	250,000	255,267
9.50%, 02/01/2029 (a)	250,000	268,288
8.38%, 06/01/2031 (a)	250,000	252,811
Vital Energy, Inc., 9.75%, 10/15/2030	250,000	254,433
		5,578,102

Environmental - 0.1%
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)	50,000	50,259

Food & Drug Retail - 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)	125,000	126,894
3.50%, 03/15/2029 (a)	250,000	230,276
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	175,000	178,827
		535,997

Food/Beverage/Tobacco - 1.4%
Chobani Holdco II LLC, 8.75% (includes 9.50% PIK), 10/01/2029 (a)	100,000	108,519
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029 (a)	250,000	269,866
Performance Food Group, Inc., 6.13%, 09/15/2032 (a)	75,000	74,644
Post Holdings, Inc.
4.63%, 04/15/2030 (a)	125,000	116,866
6.25%, 10/15/2034 (a)	100,000	97,940
US Foods, Inc., 5.75%, 04/15/2033 (a)	125,000	121,906
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	75,000	69,523
		859,264

Gaming - 3.7%
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	250,000	230,713
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (a)	175,000	174,481
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	125,000	124,080
4.75%, 01/15/2028 (a)	125,000	121,472
Great Canadian Gaming Corp., 8.75%, 11/15/2029 (a)	275,000	276,899
Light & Wonder International, Inc., 7.50%, 09/01/2031 (a)	500,000	512,377
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (a)	250,000	248,809
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (a)	300,000	295,191
Station Casinos LLC, 4.63%, 12/01/2031 (a)	250,000	224,845
		2,208,867

Healthcare - 6.7%
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	375,000	367,409
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)	125,000	119,257
8.00%, 12/15/2027 (a)	125,000	123,777
5.25%, 05/15/2030 (a)	125,000	103,092
DaVita, Inc.
3.75%, 02/15/2031 (a)	125,000	108,901
6.88%, 09/01/2032 (a)	250,000	251,444
Embecta Corp., 5.00%, 02/15/2030 (a)	175,000	157,007
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)	50,000	52,203
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	275,000	289,279
LifePoint Health, Inc., 9.88%, 08/15/2030 (a)	275,000	290,426
Medline Borrower LP, 3.88%, 04/01/2029 (a)	250,000	233,748
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	400,000	392,680
Prestige Brands, Inc., 3.75%, 04/01/2031 (a)	250,000	224,262
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	375,000	354,069
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	175,000	169,620
Tenet Healthcare Corp.
5.13%, 11/01/2027	250,000	246,593
4.25%, 06/01/2029	250,000	235,750
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	275,000	274,390
		3,993,907

Homebuilders/Real Estate - 9.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029 (a)	150,000	136,261
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028 (a)	250,000	248,742
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	50,000	51,400
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027 (a)	250,000	246,860
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	100,000	95,259
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031 (a)	250,000	265,656
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	250,000	241,137
Iron Mountain, Inc.
5.25%, 07/15/2030 (a)	250,000	239,954
4.50%, 02/15/2031 (a)	250,000	229,023
6.25%, 01/15/2033 (a)	75,000	74,466
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	375,000	330,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025 (a)	125,000	124,696
7.00%, 07/15/2031 (a)	250,000	256,773
MasTec, Inc., 6.63%, 08/15/2029 (a)	75,000	75,017
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	250,000	250,085
Service Properties Trust
5.25%, 02/15/2026	250,000	248,572
4.95%, 02/15/2027	250,000	243,672
5.50%, 12/15/2027	125,000	120,620
4.95%, 10/01/2029	375,000	310,019
4.38%, 02/15/2030	250,000	193,556
8.88%, 06/15/2032	100,000	99,092
Star Holding LLC, 8.75%, 08/01/2031 (a)	250,000	239,223
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	125,000	121,199
4.38%, 01/15/2027 (a)	125,000	121,552
7.25%, 04/01/2029 (a)	125,000	128,308
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)	240,000	255,109
6.50%, 02/15/2029 (a)	250,000	224,871
XHR LP, 6.63%, 05/15/2030 (a)	325,000	319,359
		5,490,481

Hotels - 0.5%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/2031 (a)	375,000	329,514

Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 02/15/2029 (a)	250,000	234,292
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	250,000	250,941
7.00%, 01/15/2031 (a)	250,000	251,194
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (a)	250,000	253,610
		990,037

Leisure - 2.1%
Carnival Corp., 6.13%, 02/15/2033 (a)	300,000	296,432
NCL Corp. Ltd., 6.75%, 02/01/2032 (a)	150,000	148,615
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031 (a)	50,000	49,115
6.25%, 03/15/2032 (a)	250,000	252,329
6.00%, 02/01/2033 (a)	107,000	106,950
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	375,000	376,678
		1,230,119

Metals/Mining - 2.6%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	250,000	257,473
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	75,000	74,716
Constellium SE, 6.38%, 08/15/2032 (a)	275,000	268,831
ERO Copper Corp., 6.50%, 02/15/2030 (a)	500,000	486,320
Mineral Resources Ltd.
9.25%, 10/01/2028 (a)	250,000	250,018
8.50%, 05/01/2030 (a)	150,000	145,268
Perenti Finance Pty Ltd., 6.50%, 10/07/2025 (a)	95,047	95,074
		1,577,700

Publishing/Printing - 0.4%
Cimpress PLC, 7.38%, 09/15/2032 (a)	275,000	253,067

Restaurants - 0.4%
Yum! Brands, Inc., 5.38%, 04/01/2032	250,000	244,128

Services - 4.7%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	375,000	380,080
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	200,000	189,569
Brink's Co., 6.75%, 06/15/2032 (a)	250,000	253,636
Garda World Security Corp.
4.63%, 02/15/2027 (a)	250,000	243,657
8.25%, 08/01/2032 (a)	250,000	243,754
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (a)	250,000	251,113
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	175,000	151,798
RB Global Holdings, Inc.
6.75%, 03/15/2028 (a)	125,000	127,770
7.75%, 03/15/2031 (a)	125,000	130,998
TriNet Group, Inc.
3.50%, 03/01/2029 (a)	200,000	181,341
7.13%, 08/15/2031 (a)	125,000	126,980
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	125,000	127,387
6.38%, 03/15/2029 (a)	125,000	126,577
6.63%, 03/15/2032 (a)	150,000	152,025
6.38%, 03/15/2033 (a)	50,000	50,258
Williams Scotsman, Inc., 6.63%, 06/15/2029 (a)	75,000	75,909
		2,812,852

Super Retail - 3.7%
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	50,000	51,791
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/2028 (a)	337,000	350,606
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)	102,000	99,063
Magnera Corp., 7.25%, 11/15/2031 (a)	250,000	243,451
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029 (a)	250,000	228,699
Rakuten Group, Inc., 9.75%, 04/15/2029 (a)	500,000	543,560
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	275,000	222,476
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	175,000	165,690
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (a)	275,000	283,746
		2,189,082

Technology - 4.6%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	250,000	242,997
9.00%, 09/30/2029 (a)	250,000	249,179
8.25%, 06/30/2032 (a)	375,000	381,562
Dye & Durham Ltd., 8.63%, 04/15/2029 (a)	250,000	257,858
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)	225,000	227,045
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	50,000	49,707
Open Text Corp., 3.88%, 02/15/2028 (a)	125,000	117,863
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	125,000	110,374
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	250,000	257,986
6.50%, 02/15/2029 (a)	500,000	472,307
Seagate HDD Cayman
8.25%, 12/15/2029	125,000	133,044
8.50%, 07/15/2031	125,000	132,879
Xerox Holdings Corp., 5.50%, 08/15/2028 (a)	200,000	140,932
		2,773,733

Telecommunications - 5.0%
Cogent Communications Group LLC, 7.00%, 06/15/2027 (a)	125,000	126,006
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., 7.00%, 06/15/2027 (a)	250,000	251,497
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	225,000	205,268
EchoStar Corp.
10.75%, 11/30/2029	275,000	288,654
6.75%, 11/30/2030	175,000	159,087
Frontier Communications Holdings LLC, 8.63%, 03/15/2031 (a)	100,000	106,696
GCI LLC, 4.75%, 10/15/2028 (a)	500,000	460,567
Iliad Holding SASU, 7.00%, 04/15/2032 (a)	275,000	275,121
Level 3 Financing, Inc., 10.50%, 04/15/2029 (a)	225,000	248,625
Qwest Corp., 7.25%, 09/15/2025	125,000	125,524
Viasat, Inc., 5.63%, 09/15/2025 (a)	250,000	248,548
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	300,000	305,602
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (a)	200,000	182,368
		2,983,563

Utilities - 2.4%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)	25,000	25,035
Calpine Corp.
4.63%, 02/01/2029 (a)	125,000	119,961
5.00%, 02/01/2031 (a)	125,000	119,428
Clearway Energy Operating LLC, 3.75%, 02/15/2031 (a)	250,000	219,807
Lightning Power LLC, 7.25%, 08/15/2032 (a)	500,000	515,182
Long Ridge Energy LLC, 8.75%, 02/15/2032 (a)	125,000	120,915
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (a)	250,000	255,038
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (a)	75,000	73,758
		1,449,124
TOTAL CORPORATE BONDS (Cost $54,723,455)		54,540,589

BANK LOANS - 5.3%	Par	Value
Cable/Satellite TV - 0.7%
Cogeco Communications USA II LP, Senior Secured First Lien, 16.14% (1 mo. SOFR US + 3.25%), 09/30/2030	247,500	244,186
Telenet Financing USD LLC, Senior Secured First Lien, 13.77% (1 mo. SOFR US + 2.00%), 04/28/2028	200,000	194,042
		438,228

Capital Goods - 0.1%
Arcline FM Holdings LLC, Senior Secured First Lien, 17.61% (3 mo. SOFR US + 4.50%), 06/23/2028	57,415	57,242

Consumer-Products - 0.3%
Recess Holdings, Inc., Senior Secured First Lien, 16.09% (3 mo. SOFR US + 3.75%), 02/20/2030	198,004	198,375

Diversified Financial Services - 0.4%
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien
14.93% (1 mo. SOFR US + 3.00%), 11/17/2031	160,228	159,381
14.93% (1 mo. SOFR US + 3.00%), 11/17/2031	57,468	57,165
14.77% (1 mo. SOFR US + 3.00%), 11/17/2031	14,860	14,781
		231,327

Food/Beverage/Tobacco - 0.5%
Flora Food Management US Corp., Senior Secured First Lien
17.00% (SOFR + 3.75%), 01/03/2028	218,319	217,500
16.52% (SOFR + 3.75%), 01/03/2028	38,452	38,308
17.00% (SOFR + 3.75%), 01/03/2028	22,675	22,590
17.00% (SOFR + 3.75%), 01/03/2028	19,805	19,730
		298,128

Hotels - 0.4%
Travel + Leisure Co., Senior Secured First Lien, 13.75% (1 mo. SOFR US + 2.50%), 12/14/2029	247,505	246,963

Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 13.15% (1 mo. SOFR US + 1.75%), 09/23/2030	148,503	147,350

Services - 0.2%
DXP Enterprises, Inc./TX, Senior Secured First Lien, 17.14% (1 mo. SOFR US + 3.75%), 10/07/2030	98,505	98,474

Super Retail - 0.2%
Hanesbrands, Inc., Senior Secured First Lien, 14.14% (1 mo. SOFR US + 2.75%), 03/08/2032	100,000	100,000

Technology - 0.7%
DTI Holdco, Inc., Senior Secured First Lien, 16.64% (1 mo. SOFR US + 4.00%), 04/26/2029	197,475	196,142
Indy US Holdco LLC, Senior Secured First Lien
15.63% (1 mo. SOFR US + 3.50%), 03/06/2028	100,065	99,865
15.64% (1 mo. SOFR US + 3.50%), 03/06/2028	99,435	99,236
		395,243

Telecommunications - 0.9%
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 17.65% (1 mo. SOFR US + 4.00%), 01/30/2031	248,125	248,807
Voyage Australia Pty Ltd., Senior Secured First Lien, 16.46% (3 mo. SOFR US + 3.50%), 07/20/2028	147,328	147,835
Ziggo Financing Partnership, Senior Secured First Lien, 14.77% (1 mo. SOFR US + 2.50%), 04/28/2028	150,000	146,489
		543,131

Transportation Excluding Air/Rail - 0.4%
First Student Bidco, Inc., Senior Secured First Lien, 13.69% (3 mo. SOFR US + 2.50%), 07/21/2028	237,350	237,219

Utilities - 0.3%
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 13.14% (1 mo. SOFR US + 4.50%), 02/09/2032	200,000	193,000
TOTAL BANK LOANS (Cost $3,174,075)		3,184,680

SHORT-TERM INVESTMENTS - 2.0%		Value
Money Market Funds - 2.0%	Shares
First American Treasury Obligations Fund - Class X, 4.26% (b)	1,212,222	1,212,222
TOTAL SHORT-TERM INVESTMENTS (Cost $1,212,222)		1,212,222

TOTAL INVESTMENTS - 98.5% (Cost $59,109,752)		58,937,491
Other Assets in Excess of Liabilities - 1.5%		870,411
TOTAL NET ASSETS - 100.0%		$59,807,902
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $48,396,105 or 80.9% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Muzinich Flexible U.S. High Yield Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$54,540,589	$–	$54,540,589
Bank Loans	–	3,184,680	–	3,184,680
Money Market Funds	1,212,222	–	–	1,212,222
Total Investments	$1,212,222	$57,725,269	$–	$58,937,491

Refer to the Schedule of Investments for further disaggregation of investment categories.